PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant and Equipment
Property, Plant and Equipment

Property and equipment, net, consist of the following:

	As of December 31,
	2012	2013

Computers and other electronic equipment	$3,905	$4,045
Furniture and fixtures	208	232
Leasehold improvements	1,055	610
Motor vehicles	594	592

	5,762	5,479

Less: accumulated depreciation and amortization	(4,132)	(4,309)

	$1,630	$1,170

Property Plant and Equipment by Estimated Useful Life
Property, Plant and Equipment

Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years